Commitments, contingencies and guarantees - Additional information (Detail) Pure in Thousands, € in Millions, ¥ in Millions, $ in Millions		1 Months Ended					12 Months Ended
	Jun. 30, 2016 USD ($)	Jan. 31, 2016 EUR (€)	Oct. 31, 2014 JPY (¥)	Jul. 31, 2013 EUR (€)	Apr. 30, 2013 JPY (¥)	Mar. 31, 2013 EUR (€)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Jun. 26, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	May 15, 2015 USD ($)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Apr. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥										¥ 47,000
Net gain on trading | ¥							¥ 475,587	¥ 354,031	¥ 531,337
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries											$ 3,203
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund | €																					€ 33.8
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment															$ 35
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Amount of certifications purchased																				$ 406
Action by the National Credit Union Administration Board [Member]
Contingencies
Amount of certifications purchased																	$ 50		$ 83
Action by the Federal Housing Finance Agency [Member]
Contingencies
Amount of certifications purchased																		$ 2,046
Amount the court ordered the defendants to pay													$ 806
Amount of court costs and attorneys' fees													$ 33
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment																$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Recovery of payment | €														€ 1,500.0
Amount of damages sought | €						€ 1,142.0
Amount of discount based on the settlement agreement | €												€ 440.0
Net gain on trading | ¥								(34,000)
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought | €				€ 315.2
Action by the Municipality of Civitavecchia in Italy [Member]
Contingencies
Amount of damages sought | €		€ 35.0
Action by Syndicate Banks [Member]
Contingencies
Amount of damages sought	$ 48
Syndicated term loan	$ 60
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes											750
Certain project finance notes which were purchased by AIG											$ 92
NSC [Member]
Contingencies
Amount of damages sought | ¥			¥ 2,143		¥ 10,247
Number of significant clients											5,360
Other commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥							27,313	33,230
Resale agreements | ¥							1,830,000	1,813,000
Repurchase agreements | ¥							968,000	535,000
Obligations to return debt and equity securities borrowed without collateral | ¥							¥ 477,000	¥ 486,000